Property, Plant and Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 43,336	$ 36,013
Less accumulated depreciation	17,936	15,615
Fixed assets, net	25,400	20,398
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,208	14,438
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,911	11,260
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	881	785
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,383	4,760
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	479	263
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,642	630
Right Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,969	$ 3,014